CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating Activities:
Net (loss) income	$ 45	$ (89)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	84	89
Deferred income taxes	12	3
Noncash restructuring and impairment charges	2	7
Noncash legal settlement	(10)	0
Noncash (gain) loss on foreign currency transactions	(5)	4
Noncash loss on disposal of businesses/assets, net	(1)	1
Other, net	9	11
Changes in operating assets and liabilities:
Accounts receivable	(11)	(79)
Inventories	(198)	8
Prepaid expenses	(24)	(7)
Other current assets	(5)	1
Other noncurrent assets	(7)	(42)
Accounts payable	38	64
Accrued liabilities	(10)	(2)
Other noncurrent liabilities	(6)	33
Net cash (used in) provided by operating activities	(87)	2
Investing Activities:
Capital expenditures	(48)	(47)
Cash received from unconsolidated affiliates	44	19
Investment in unconsolidated affiliates	(53)	(21)
Proceeds from sale of business/assets	2	6
Other investing activities	0	(4)
Net cash used in investing activities	(55)	(47)
Financing Activities:
Net proceeds (repayments) on short-term debt	3	(2)
Proceeds from notes payable	23	0
Repayment of third-party debt	(8)	(4)
Proceeds from the termination of cross currency swap contracts	24	0
Dividends paid to noncontrolling interests	(5)	(3)
Other financing activities	0	(3)
Net cash provided by (used in) financing activities	37	(12)
Effect of exchange rate changes on cash	(6)	(2)
Net change in cash and cash equivalents	(111)	(59)
Cash and cash equivalents at beginning of period	156	220
Cash and cash equivalents at end of period	45	161
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	57	58
Cash paid for income taxes	5	5
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of September 30, 2022 and 2021, respectively.	$ 8	$ 21